Member's Interest - Additional information (Detail)	12 Months Ended
	Dec. 28, 2013 Directors	Dec. 31, 2012 Directors
Limited Partners' Capital Account [Line Items]
Number of directors	6
Continental Cement Company, L.L.C. [Member]
Limited Partners' Capital Account [Line Items]
Number of directors	7
Directors to be appointed	4	4
Directors to be appointed by noncontrolling interest members	3	3
Anticipated redemption date	2016-05
Class A Units [Member] | Continental Cement Company, L.L.C. [Member]
Limited Partners' Capital Account [Line Items]
Member's equity, issued	100	100
Member's equity, outstanding	100	100
Economic interest percentage of classes of capital units	70.00%
Interest on capital contributions	11.00%
Class B Units [Member] | Continental Cement Company, L.L.C. [Member]
Limited Partners' Capital Account [Line Items]
Member's equity, issued	100,000,000	100,000,000
Member's equity, outstanding	100,000,000	100,000,000
Economic interest percentage of classes of capital units	30.00%